Investment Objectives and Goals	Apr. 30, 2026
U.S. Global Jets ETF
Prospectus [Line Items]
Risk/Return [Heading]	U.S. Global Jets ETF
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The U.S. Global Jets ETF (the “Fund”) seeks to track the performance, before fees and expenses, of the U.S. Global Jets Index (the “Index”).
U.S. Global GO GOLD and Precious Metal Miners ETF
Prospectus [Line Items]
Risk/Return [Heading]	U.S. Global GO GOLD and Precious Metal Miners ETF
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The U.S. Global GO GOLD and Precious Metal Miners ETF (the “Fund”) seeks total return.
U.S. Global Sea to Sky Cargo ETF
Prospectus [Line Items]
Risk/Return [Heading]	U.S. Global Sea to Sky Cargo ETF
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The U.S. Global Sea to Sky Cargo ETF (the “Fund”) seeks to track the performance, before fees and expenses, of the U.S. Global Sea to Sky Cargo Index (the “Index”).
U.S. Global Technology and Aerospace & Defense ETF
Prospectus [Line Items]
Risk/Return [Heading]	U.S. Global Technology and Aerospace & Defense ETF
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The U.S. Global Technology and Aerospace & Defense ETF (the “Fund”) seeks to provide capital appreciation.